Risk management (Details 4) $ in Millions	Jun. 30, 2023 USD ($)
Futures contract [member] | Derivatives Not Designated For Hedge Accounting [Member] | Reasonably Possible Scenario [Member] | Crudeoil And Oil Products Price Changes [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (92)
Futures contract [member] | Derivatives Not Designated For Hedge Accounting [Member] | Reasonably Possible Scenario [Member] | Soyabean Oil Price Changes [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(3)
Futures contract [member] | Derivatives Not Designated For Hedge Accounting [Member] | Remote Scenario [Member] | Crudeoil And Oil Products Prices Changes [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(184)
Futures contract [member] | Derivatives Not Designated For Hedge Accounting [Member] | Remote Scenario [Member] | Soyabean Oil Price Changes [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(5)
Foreign Currency Depreciation B R L U S D [Member] | Derivatives Not Designated For Hedge Accounting [Member] | Reasonably Possible Scenario [Member] | Crudeoil And Oil Products Price Changes [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(1)
Foreign Currency Depreciation B R L U S D [Member] | Derivatives Not Designated For Hedge Accounting [Member] | Remote Scenario [Member] | Crudeoil And Oil Products Prices Changes [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(1)
Derivatives [member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(96)
Derivatives [member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (190)